Expense Example - American Century ETF Trust - American Century Diversified Municipal Bond ETF Series - American Century Diversified Municipal Bond ETF Class	Jan. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 319